Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
CoreValues Alpha Greater China Growth ETF
Shareholder Report [Line Items]
Fund Name	CoreValues Alpha Greater China Growth ETF
Class Name	CoreValues Alpha Greater China Growth ETF
Trading Symbol	CGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoreValues Alpha Greater China Growth ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cvafunds.com/cgro/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues Alpha Greater China Growth ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 316-3778
Additional Information Website	www.cvafunds.com/cgro/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues Alpha Greater China Growth ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 8,525,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 30,931
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$8,525
Number of Holdings	25
Total Advisory Fee Paid	$30,931
Portfolio Turnover	59%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Xiaomi Corp. - Class B	9.2
Alibaba Group Holding Ltd. - ADR	8.6
BYD Co. Ltd. - Class H	8.5
Tencent Holdings Ltd.	7.6
PDD Holdings, Inc. - ADR	7.3
JD.com, Inc. - Class A	5.8
Pop Mart International Group Ltd.	5.5
Luckin Coffee, Inc. - ADR	5.4
Trip.com Group Ltd. - ADR	4.6
Full Truck Alliance Co. Ltd. - ADR	4.0